Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2023
Shares		% of Net Assets	Fair Value
	COMMON STOCK - 13.2%
	PUBLIC MANAGERS - 13.2%
6,600	Apollo Global Management	4.1%	$ 615,054
5,300	Blackstone Group LP (The)	4.6%	693,876
8,200	KKR & Company, Inc.	4.5%	679,370
	TOTAL COMMON STOCK (Cost - $1,574,861)	13.2%	$ 1,988,300

	DIRECT INVESTMENTS - 21.1%
	Homebrew SL Fund, LLC(a)(b)(c)	1.7%	$ 250,000
	MXV SPV Master LP 1(a)(b)(c)	10.2%	1,538,000
	MXV SPV Master LP 2(a)(b)(c)	7.5%	1,137,000
	MXV SPV Master LP 4(a)(b)(c)	1.7%	250,000
	TOTAL DIRECT INVESTMENTS (Cost - $2,536,013)	21.1%	$ 3,175,000

	PORTFOLIO FUNDS - 62.9%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)	9.6%	$ 1,443,415
	Bain Capital Ventures 2022 Fund, LP(a)(b)(c)	2.5%	380,626
	Battery Ventures XIV, LP(a)(b)(c)	3.4%	516,587
	CRV Select Fund II, LP(a)(b)(c)	2.8%	417,448
	CRV XIX, LP(a)(b)(c)	2.0%	305,160
	Green Equity Investors IX, LP(a)(b)(c)	0.2%	36,756
	Kelso Investment Associates XI, LP(a)(b)(c)	4.4%	662,080
	Mango Capital Opportunities 2022 LP(a)(b)(c)	5.7%	859,048
	NextView All Access Fund I, LP(a)(b)(c)	0.9%	141,906
	Nextview Ventures V, LP(a)(b)(c)	1.5%	227,815
	Primary Select Fund III, LP(a)(b)(c)	0.2%	37,391
	PVP Fund IV, LP(a)(b)(c)	0.5%	77,009
	Thoma Bravo Fund XV-A, LP(a)(b)(c)	14.6%	2,195,000
	Threshold Ventures IV, LP(a)(b)(c)	1.1%	160,026
	Threshold Ventures Select I, LP(a)(b)(c)	3.3%	499,157
	Work-Bench Ventures Select Fund, LP(a)(b)(c)	4.0%	599,187
	WP DVT, LP(a)(b)(c)	6.2%	927,618
	TOTAL PORTFOLIO FUNDS (Cost - $9,419,283)	62.9%	$ 9,486,229

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
321,039	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 5.27%(d)	2.1%	$ 321,039
	TOTAL SHORT-TERM INVESTMENT (Cost - $321,039)	2.1%	$ 321,039

	TOTAL INVESTMENTS - 99.3% (Cost - $13,851,196)	99.3%	$ 14,970,568
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.7%		103,292
	NET ASSETS - 100.0%		$ 15,073,860

LP - Limited Partnership
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2023 was $12,661,229, which represents 84.0% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
(d) Money market fund; interest rate reflects seven-day effective yield on December 31, 2023.